World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2015

Dates Covered
Collections Period	11/01/15 - 11/30/15
Interest Accrual Period	11/16/15 - 12/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/15	410,420,324.79	24,986
Yield Supplement Overcollateralization Amount at 10/31/15	7,312,170.03	0
Receivables Balance at 10/31/15	417,732,494.82	24,986
Principal Payments	16,411,677.09	700
Defaulted Receivables	1,001,152.92	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/15	6,875,420.03	0
Pool Balance at 11/30/15	393,444,244.78	24,226

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	45.05%

Prepayment ABS Speed	1.42%

Overcollateralization Target Amount	17,704,991.02
Actual Overcollateralization	17,704,991.02

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	4.66%
Weighted Average Remaining Term	45.37

Delinquent Receivables:
Past Due 31-60 days	5,999,390.55	344
Past Due 61-90 days	1,648,972.52	98
Past Due 91-120 days	402,430.65	25
Past Due 121 + days	0.00	0
Total	8,050,793.72	467

Total 31+ Delinquent as % Ending Pool Balance	2.05%

Recoveries	505,816.84

Aggregate Net Losses/(Gains) - November 2015	495,336.08
Current Net Loss Ratio (Annualized)	1.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.95%

Flow of Funds	$ Amount

Collections	18,163,737.88
Advances	(5,856.14)
Investment Earnings on Cash Accounts	2,039.08
Servicing Fee	(348,110.41)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,811,810.41

Distributions of Available Funds
(1) Class A Interest	337,104.01
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,212,156.41
(7) Distribution to Certificateholders	1,235,834.99
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,811,810.41

Servicing Fee	348,110.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 11/16/15	391,951,410.17
Principal Paid	16,212,156.41
Note Balance @ 12/15/15	375,739,253.76

Class A-1
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-2
Note Balance @ 11/16/15	14,801,410.17
Principal Paid	14,801,410.17
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-3
Note Balance @ 11/16/15	257,000,000.00
Principal Paid	1,410,746.24
Note Balance @ 12/15/15	255,589,253.76
Note Factor @ 12/15/15	99.4510715%

Class A-4
Note Balance @ 11/16/15	102,340,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	102,340,000.00
Note Factor @ 12/15/15	100.0000000%

Class B
Note Balance @ 11/16/15	17,810,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	17,810,000.00
Note Factor @ 12/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	363,819.01
Total Principal Paid	16,212,156.41
Total Paid	16,575,975.42

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	5,303.84
Principal Paid	14,801,410.17
Total Paid to A-2 Holders	14,806,714.01

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	1,410,746.24
Total Paid to A-3 Holders	1,612,062.91

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4284508
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.0922174
Total Distribution Amount	19.5206682

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0206375
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.5930357
Total A-2 Distribution Amount	57.6136732

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	5.4892850
Total A-3 Distribution Amount	6.2726183

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/15	75,416.67
Balance as of 11/30/15	69,560.53
Change	(5,856.14)

Reserve Account
Balance as of 11/16/15	2,171,744.40
Investment Earnings	220.61
Investment Earnings Paid	(220.61)
Deposit/(Withdrawal)	-
Balance as of 12/15/15	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40